Commitments and contingent liabilities (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2025 CAD ($)
Disclosure of contingent liabilities [abstract]
Lease range description	The leases range from ten to 25 years and have expiry dates in 2032. On all leases greater than ten years, Daytal has the right to terminate the leases under certain circumstances without penalty.
Annual lease commitments	$ 393
license description	The mining license for the Los Santos Mine was granted in September 2002 for a period of 30 years and is extendable for 90 years.